INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax Operating Income - Taiwan	$ (250,000)	$ (245,631)
Permanent Difference:
Other	365,709	1,126,943
Adjusted Net Loss Before Tax - Taiwan	(5,641,347)	(6,871,050)
Taiwan [Member]
Income Tax Disclosure [Line Items]
Tax Operating Income - Taiwan	173,370
Temporary Difference:
VAT reporting system - Sales cut-off	25,244
VAT reporting system - Cost & expenses cut-off	(286,523)
Provision of Bad Debt	0
Research & Development	43,894
Permanent Difference:
Other	3,662
Adjusted Net Loss Before Tax - Taiwan	$ (40,353)